SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended		6 Months Ended
	Sep. 11, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 21, 2024 $ / shares shares	Apr. 11, 2024 $ / shares shares	Feb. 29, 2024 shares	Feb. 28, 2024 $ / shares shares	Sep. 06, 2023 USD ($) $ / shares	Apr. 30, 2024 shares	Jan. 31, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($)	Sep. 16, 2024 shares	Jul. 10, 2024 USD ($) shares	Jun. 30, 2024 € / shares	May 31, 2024 shares	Apr. 24, 2024 shares	Apr. 19, 2024 shares	Mar. 04, 2024 shares	Feb. 20, 2024 $ / shares shares	Feb. 01, 2024 shares	Jan. 04, 2024 shares	Jan. 01, 2024 shares	Dec. 31, 2023 shares	Dec. 21, 2023 shares	Apr. 25, 2023 shares
IfrsStatementLineItems [Line Items]
Par value per share, post reserve split | $ / shares													$ 0.165
Stockholders equity, post reserve split													75:1 reverse stock split
Number of warrants										6,061
Exercise price of share | $ / shares			$ 0.165							$ 0.165
Aggregate ordinary shares										6,061,000
Number of shares issued													36,341
Number of warrants			900
Ordinary shares | € / shares																	€ 1
Restricted stock unit shares						20,000
Restricted stock unit vested shares						12,148
Share based expenses | $													$ 1,056	$ 1,805
Convertible promissory note [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													19,102
Number of value converted | $													$ 2,300
Investor [Member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares							$ 3.75
Number of shares issued																			36,341
Number of warrants							1,333,000
Commitment fee percentage																			1.50%
Former Debt Holders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued									9,200
Employees directors and service providers [Member]
IfrsStatementLineItems [Line Items]
Share based expenses | $													$ 1
Employees directors and service providers [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares granted													20,000
Fair value grant | $ / shares													$ 0.4
Share based expenses | $													$ 1,088
Warrant A [Member] | Investor [Member]
IfrsStatementLineItems [Line Items]
Number of warrants													52,387,000
2022 Incentive equity plan [Member]
IfrsStatementLineItems [Line Items]
Shares issued percent																										5.00%		15.00%
Number of shares authorized																									9,871			3,080
2022 Incentive equity plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																											20,000
2022 Incentive equity plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																											29,871
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Stockholders equity, post reserve split		post-reverse stock split of 75:1
Number of shares issued		75													22,611	51,810
Proceeds from ordinary shares | $	$ 1,072
Debt | $																$ 1,300
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares		$ 0.0022
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares		$ 0.165
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			11,699										42,573									161,662
Ordinary shares | $ / shares													$ 0.165									$ 18
Debt | $			$ 119										$ 569
Number of shares authorized													484,848,485													484,848,485
Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares																					1,333
Ordinary shares [member] | Warrant reserve [member] | Former Debt Holders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued									11,881									3,086
Number of warrants									84,032
Service Provider Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																								1,333
Letter Agreement [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares				$ 0.165
Aggregate ordinary shares						35,659
Number of shares issued				3,333								35,659
Proceeds from ordinary shares | $												$ 527
Number of warrants				3,333
Letter Agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				3,333
Underwriter agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							6,667
Underwriting agreement [member] | Nonadjusting event [member] | Pre funded warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued											115,493
Exercise price of share | $ / shares											$ 17.835
Underwriting agreement [member] | Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											46,169
Ordinary shares | $ / shares											$ 18
Securities purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares					$ 11.775			$ 122.835
Number of warrants					157,673
Warrant | $								$ 6
Securities purchase agreement [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares								$ 0.165
Securities purchase agreement [Member] | Convertible promissory note [Member]
IfrsStatementLineItems [Line Items]
Debt | $								$ 4,290
Securities purchase agreement [Member] | Investor [Member]
IfrsStatementLineItems [Line Items]
Number of warrants				25,383
Exercise price of share | $ / shares				$ 11.775
Securities purchase agreement [Member] | Warrant A [Member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares								$ 0.165
Securities purchase agreement [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants					34,925